10. Related-Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Relatedparty Balances And Transactions Tables Abstract
Accounts receivable, interest on capital payable, revenue and expenses with the Sao Paulo State Government

	December 31, 2018	December 31, 2017
Accounts receivable
Current:
Sanitation services (i)	122,522	118,441
Allowance for losses (i)	(33,820)	(35,114)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii)	22,926	22,968
- GESP Agreement – 2008 (ii)	-	20,099
- GESP Agreement – 2015 (iv)	62,520	54,379

Total current	174,148	180,773

Noncurrent:
Agreement for the installment payment of sanitation services	17,045	22,625
Reimbursement for retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (iv)	652,057	611,762

Total noncurrent	669,102	634,387

Total receivables from shareholders	843,250	815.160

Assets:
Sanitation services	105,747	105,952
Reimbursement of additional retirement and pension benefits (G0)	737,503	709,208

Total	843,250	815,160

Liabilities:
Interest on capital payable to related parties	338,407	300,717
Other (g)	8,694	1,367

	2018	2017	2016

Revenue from sanitation services	501,146	462,989	445,726
Payments received from related parties	(509,672)	(471,081)	(424,549)

Receipt of GESP reimbursement referring to Law 4,819/58	(173,516)	(192,889)	(121.709)

Loan agreement through credit facility

	2018	2017	2016

Revenue from sanitation services	501,146	462,989	445,726
Payments received from related parties	(509,672)	(471,081)	(424,549)

Receipt of GESP reimbursement referring to Law 4,819/58	(173,516)	(192,889)	(139,472)